Fees and Expenses	Apr. 29, 2026
Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Technology Opportunities Fund.
Shareholder Fees Caption [Optional Text]	1 Firsthand Capital Management, Inc. (the “Adviser”), the adviser to Firsthand Technology Opportunities Fund, has contractually agreed, through April 30, 2027, to reduce its fees and/or make expense reimbursements so that the Fund’s total annual operating expenses (excluding Rule 12b-1 and shareholder servicing fees, as well as brokerage commissions and acquired fund fees and expenses, if any) are limited to 1.85% of the Fund’s average daily net assets up to $200 million, 1.80% of such assets from $200 million to $500 million, 1.75% of such assets from $500 million to $1 billion, and 1.70% of such assets in excess o f $1 billion. This agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by Firsthand Funds (the “Trust”) without the consent of the Adviser. This agreement may also be terminated at any time by the Board of Trustees of the Trust, or by a vote of a majority o f the Fund’s outstanding voting securities on behalf of the Fund, or by the Adviser, on sixty (60) days’ written notice addressed to the other party at its principal place of business. The Adviser has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.40%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver and/or Expense Reimbursement[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.85%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example Narrative [Text Block]

Example—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Firsthand Technology Opportunities Fund	$188	$586	$1,009	$2,189

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Firsthand Technology Opportunities Fund	$188	$586	$1,009	$2,189

Portfolio Turnover [Text Block]	Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Firsthand Alternative Energy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Alternative Energy Fund.
Shareholder Fees Caption [Optional Text]	1 Firsthand Capital Management, Inc. (the “Adviser”), the adviser to Firsthand Alternative Energy Fund, has contractually agreed, through April 30, 2027, to reduce its fees and/or make expense reimbursements so that the Fund’s total annual operating expenses (excluding Rule 12b-1 and shareholder servicing fees, as well as brokerage commissions and acquired fund fees and expenses, if any) are limited to 1.98% of the Fund’s average daily net assets up to $200 million, 1.93% of such assets from $200 million to $500 million, 1.88% of such assets from $500 million to $1 billion, and 1.83% of such assets in excess of $1 billion. This agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by Firsthand Funds (the “Trust”) without the consent of the Adviser. This agreement may also be terminated at any time by the Board of Trustees of the Trust, or by a vote of a majority of the Fund’s outstanding voting securities on behalf of the Fund, or by the Adviser, on sixty (60) days’ written notice addressed to the other party at its principal place of business. The Adviser has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.53%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver and/or Expense Reimbursement[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	2.01%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example Narrative [Text Block]

Example—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest

$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Firsthand Alternative Energy Fund	$204	$651	$1,125	$2,434

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Firsthand Alternative Energy Fund	$204	$651	$1,125	$2,434

Portfolio Turnover [Text Block]	Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.